Goodwill and intangible assets with indefinite useful lives - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill [abstract]
Impairment charges, goodwill and intangible assets with indefinite lives	€ 0	€ 0	€ 150,000,000